Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 496,600
Lessor, operating lease, payments to be received, two years	375,600
Lessor, operating lease, payments to be received, three years	300,400
Lessor, operating lease, payments to be received, four years	167,100
2026	149,500
Property, plant and equipment, net	932,414	$ 1,016,050
Assets
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	3,000,000	3,300,000
Property, plant and equipment, gross	4,000,000	4,200,000
Accumulated depreciation	$ 1,000,000	$ 939,300